Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the performance year 2019	Related to prior performance years	Total	Related to the performance year 2019	Related to prior performance years	Total
Non-deferred cash	1,894	(26)	1,868	0	0	0
Deferred compensation awards	299	588	887	429	608	1,036
of which: Equity Ownership Plan	122	300	422	205	219	424
of which: Deferred Contingent Capital Plan	113	262	375	173	365	538
of which: Long-Term Incentive Plan	39	0	39	25	0	25
of which: Asset Management EOP	25	26	51	26	23	49
Total variable compensation – performance awards	2,193	562	2,755	429	608	1,036
Replacement payments	5	51	56	44	30	75
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	125	0	125	0	0	0
Retention plan and other payments	28	28	56	23	29	52
Deferred Contingent Capital Plan: interest expense	0	94	94	50	172	222
Total variable compensation – other	159	88	246	117	232	349
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[2]	32	510	542	350	1,617	1,967
Total financial advisor variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,617	1,428	7,045[3]	1,093	3,166	4,259
1 Estimate as of 31 December 2019. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Replacement payments	7	64	72	60	41	102
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	123	0	123	0	0	0
Retention plan and other payments	33	33	66	24	33	57
Deferred Contingent Capital Plan: interest expense	0	119	119	96	195	291
Total variable compensation – other	162	80	243	180	269	450
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[2]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[3]	1,250	3,444	4,694
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2017			Expenses deferred to 2018 and later[1]
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,088	(25)	2,062	0	0	0
Deferred compensation awards	399	689	1,088	594	697	1,291
of which: Equity Ownership Plan	239	344	583	329	291	620
of which: Deferred Contingent Capital Plan	135	310	444	238	376	614
of which: Asset Management EOP	25	32	57	27	27	54
of which: other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,487	664	3,151	594	697	1,291
Replacement payments	13	59	72	86	44	130
Forfeiture credits	0	(107)	(107)	0	0	0
Severance payments	113	0	113	0	0	0
Retention plan and other payments	25	38	63	30	33	63
Deferred Contingent Capital Plan: interest expense	0	111	111	80	222	301
Total variable compensation – other	151	101	252	196	298	494
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[2]	31	723	754	369	2,058	2,428
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,718	1,749	7,467[3]	1,316	3,848	5,164
1 Estimate as of 31 December 2017. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 735 million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
	Number of shares 2019	Weighted averagegrant date fair value(USD)	Number of shares 2018	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	146,845,027	16	162,835,713	15
Awarded during the year	77,641,909	11	58,329,398	17
Distributed during the year	(61,152,200)	13	(67,696,099)	15
Forfeited during the year	(7,269,974)	14	(6,623,984)	16
Outstanding, at the end of the year	156,064,763	14	146,845,027	16
of which: shares vested for accounting purposes	79,486,447		66,850,562

Disclosure of number and weighted average exercise prices of UBS option awards [text block]
Movements in outstanding option awards
	Number of options 2019	Weighted averageexercise price (CHF)	Number of options 2018	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	6,567,592	14	32,583,168	25
Exercised during the year[1]	(2,818,070)	10	(1,813,583)	12
Forfeited during the year	(512)	16	(19,752)	23
Expired unexercised	(3,749,010)	16	(24,182,241)	29
Outstanding, at the end of the year	0	n/a	6,567,592	14
Exercisable, at the end of the year	0	n/a	6,567,592	14
1 The weighted average share price upon option exercise was CHF 12.69 in 2019 (2018: CHF 16.22), resulting in an intrinsic value of CHF 7 million of options exercised during 2019 (2018: CHF 7 million).

Disclosure of number and weighted average exercise prices of SARs [text block]
Movements in outstanding SAR awards
	Number of SARs 2019	Weighted average exercise price (CHF)	Number of SARs 2018	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	5,965,769	12	8,513,415	12
Exercised during the year[1]	(5,381,259)	11	(2,490,146)	11
Forfeited during the year	0	0	(11,000)	13
Expired unexercised	(584,510)	16	(46,500)	12
Outstanding, at the end of the year	0	n/a	5,965,769	12
Exercisable, at the end of the year	0	n/a	5,965,769	12
1 The weighted average share price upon exercise of SARs was CHF 12.71 in 2019 (2018: CHF 16.15), resulting in an intrinsic value of CHF 7 million of SARs exercised during 2019 (2018: CHF 12 million).

UBS AG
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the performance year 2019	Related to prior performance years	Total	Related to the performance year 2019	Related to prior performance years	Total
Non-deferred cash	1,706	(24)	1,682	0	0	0
Deferred compensation awards	287	576	863	413	592	1,005
of which: Equity Ownership Plan	115	294	410	198	213	412
of which: Deferred Contingent Capital Plan	109	256	365	166	356	521
of which: Long-Term Incentive Plan	38	0	38	23	0	23
of which: Asset Management EOP	25	26	51	26	23	49
Total variable compensation – performance awards	1,993	553	2,545	413	592	1,005
Replacement payments	5	49	55	43	30	73
Forfeiture credits	0	(84)	(84)	0	0	0
Severance payments	110	0	110	0	0	0
Retention plan and other payments	24	27	52	22	29	51
Deferred Contingent Capital Plan: interest expense	0	93	93	50	169	219
Total variable compensation – other	140	85	225	115	228	343
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[2]	32	510	542	350	1,617	1,967
Total financial advisor variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,398	1,416	6,814[3]	1,076	3,146	4,222
1 Estimate as of 31 December 2019. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Replacement payments	7	61	68	58	40	99
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	106	0	106	0	0	0
Retention plan and other payments	31	33	64	23	33	56
Deferred Contingent Capital Plan: interest expense	0	116	116	96	191	288
Total variable compensation – other	144	75	220	178	264	442
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[2]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[3]	1,233	3,424	4,656
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2017			Expenses deferred to 2018 and later[1]
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	1,982	(24)	1,958	0	0	0
Deferred compensation awards	392	704	1,096	589	685	1,274
of which: Equity Ownership Plan	235	364	599	322	286	608
of which: Deferred Contingent Capital Plan	132	304	436	240	369	609
of which: Asset Management EOP	25	32	57	27	27	54
of which: other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,373	680	3,054	589	685	1,274
Replacement payments	12	58	70	82	41	123
Forfeiture credits	0	(106)	(106)	0	0	0
Severance payments	95	0	95	0	0	0
Retention plan and other payments	24	38	62	30	32	62
Deferred Contingent Capital Plan: interest expense	0	110	110	80	218	297
Total variable compensation – other	131	99	231	191	291	482
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[2]	31	723	754	369	2,058	2,429
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,585	1,764	7,349[3]	1,306	3,829	5,135
1 Estimate as of 31 December 2017. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 49 million; other personnel expenses: USD 23 million, related to the Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
	Number of shares2019	Weighted average grant date fair value (USD)	Number of shares2018	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	201,793	15	404,720	15
Awarded during the year	29,092	11	26,005	13
Distributed during the year	(140,441)	14	(228,932)	15
Forfeited during the year	0	0	0	0
Outstanding, at the end of the year	90,443	14	201,793	15
of which: shares vested for accounting purposes	56,492		133,225